Note 4 - Equity - Black-Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Jan. 26, 2024
Share Price (in dollars per share)		$ 100
Black-Scholes Model [Member] | Warrant [Member] | Minimum [Member]
Share Price (in dollars per share)	$ 2
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate	4.04%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	104.00%
Black-Scholes Model [Member] | Warrant [Member] | Maximum [Member]
Share Price (in dollars per share)	$ 5
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Discount Rate	4.54%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	119.00%